As filed with the Securities and Exchange Commission on May 21, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

3600 Minnesota Drive, Suite 70
Edina, MN 55435
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
3600 Minnesota Drive, Suite 70
Edina, MN 55435
(Name and address of agent for service)

(952) 224-8100
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/12

Date of reporting period: 3/31/12

Item 1. Schedule of Investments.

Keystone Mutual Funds
Schedule of Investments (Unaudited)		March 31, 2012

Security Description	Shares	Fair Value
COMMON STOCKS - 96.9%
Consumer Merchandising - 12.6%
Burberry Group PLC ADR	136,342	$6,536,236
Coach, Inc.	32,068	2,478,215
Dicks Sporting Goods	93,905	4,514,952
Estee Lauder Cosmetics, Inc.	77,472	4,798,616
Ross Stores, Inc.	47,496	2,759,518
Tiffany & Co., Inc.	26,396	1,824,756
TJX Companies, Inc.	102,312	4,062,810
VF Corporation	54,091	7,896,204
Walt Disney Co.	166,482	7,288,582
		42,159,889
Consumer Staples - 8.8%
British American Tobacco PLC ADR	70,137	7,099,267
Diageo PLC ADR	102,457	9,887,101
Dollar General Corporation *	127,187	5,876,039
General Mills, Inc.	167,422	6,604,798
		29,467,205
Energy - 13.2%
Anadarko Petroleum Corporation	47,348	3,709,242
Cobalt International Energy, Inc. *	372,715	11,192,631
ExxonMobil Corporation	175,337	15,206,978
Hess Corporation	93,465	5,509,762
Schlumberger Ltd. ^	53,240	3,723,073
Weatherford International, Ltd. * ^	317,474	4,790,683
		44,132,369
Financial Institutions - 1.9%
Goldman Sachs Group, Inc.	51,716	6,431,919

Health Care Products - 8.1%
Abbott Laboratories	55,456	3,398,898
Express Scripts, Inc. *	63,490	3,439,888
Gilead Sciences, Inc. *	159,961	7,814,095
Medco Health Solutions, Inc. *	51,181	3,598,024
NuVasive, Inc. *	246,551	4,151,919
WellPoint, Inc.	62,345	4,601,061
		27,003,885
Industrials - 14.9%
Cooper Industries PLC ^	62,931	4,024,437
CSX Corporation	338,739	7,289,663
Fluor Corp.	139,033	8,347,541
General Dynamics Corp.	69,015	5,064,321

	Johnson Controls, Inc.	363,436	11,804,401
	Joy Global, Inc.	70,082	5,151,027
	Rexnord Corp.	54,739	1,154,993
	Rockwell Automation, Inc.	46,956	3,742,393
	Textron Inc.	121,250	3,374,388
			49,953,164
	Materials - 4.4%
	Freeport-McMoRan Copper & Gold, Inc.	159,598	6,071,108
	Mosaic Company	157,449	8,705,355
			14,776,463
	Technology Services - 20.7%
	Acme Packet, Inc. *	242,808	6,682,076
	Baidu, Inc. ADR *	31,230	4,552,397
	eBay Inc. *	174,023	6,419,709
	Google, Inc. *	23,496	15,066,575
	Opentable, Inc. *	160,625	6,500,494
	Qualcomm, Inc.	192,354	13,083,919
	Texas Instruments, Inc.	150,977	5,074,337
	The Western Union Company	282,390	4,970,064
	Visa, Inc.	60,425	7,130,150
			69,479,721
	Technology Software - 12.3%
	Apple Computer, Inc. *	49,355	29,586,842
	Citrix Systems, Inc. *	42,580	3,359,988
	Salesforce.com, Inc. *	54,091	8,357,600
			41,304,430
	TOTAL COMMON STOCKS (Cost $275,500,045)		324,709,045

	MUTUAL FUND INVESTMENTS - 4.0%
	Invesco STIC Prime Portfolio	13,245,155	13,245,155
	TOTAL MUTUAL FUND INVESTMENTS (Cost $13,245,155)		13,245,155

	Total Investments (Cost $288,745,200) - 100.9%		337,954,200
	Liabilities in Excess of Other Assets - (0.9)%		(2,951,936)
	TOTAL NET ASSETS - 100.0%		$335,002,264

ADR	American Depository Receipt
*	Non Income Producing Security
^	Foreign Issued Security (traded on U.S. Exchange)

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Large Cap Growth Fund
Cost of Investments	$ 290,192,623

Gross unrealized appreciation	60,034,815
Gross unrealized depreciation	(12,273,238)
Net unrealized appreciation	$ 47,761,577

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities (or other investments).  Care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2012, the Fund’s investments in securities were classified as follows:

	Fair Value Measurements as of March 31, 2012 Using
	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Equity Securities
Common Stocks	$ 324,709,045 (a)	$ -	$ -	$ 324,709,045
Total Equity Securities	324,709,045	-	-	324,709,045
Other
Mutual Funds Investments	13,245,155 (b)	-	-	13,245,155
Total Other	13,245,155	-	-	13,245,155
Total	$ 337,954,200	$ -	$ -	$ 337,954,200
(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Mutual fund investments that are sweep investments for cash balances in the Fund at March 31, 2012.

During the period ended March 31, 2012, there were no transfers between any Levels.

Derivative Financial Instruments

The Fund may utilize options in an attempt to manage market or business risk or enhance returns.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current market value of the option written.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.  During the period ended March 31, 2012, the Fund did not write or invest in option contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title)  /s/ Andrew S. Wyatt
  Andrew S. Wyatt, President

Date      May 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew S. Wyatt
 Andrew S. Wyatt, President

Date      May 14, 2012

By (Signature and Title)  /s/ Loren R. Kix
      Loren R. Kix, Treasurer

Date      May 14, 2012